UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
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Address:   53 Forest Avenue
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           Suite 202
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           Old Greenwich, CT  06870
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Form 13F File Number:     28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
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Title:     Chief Compliance Officer
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Phone:     (203) 344-3090
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Signature, Place, and Date of Signing:

        /s/ Norman F. LeBlanc            Old Greenwich, CT          2/5/07
       ------------------------   ------------------------------  ----------
              [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        14
                                               -------------

Form 13F Information Table Value Total:        181,369
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                           FORM 13F INFORMATION TABLE


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


NAME OF                            TITLE                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
ISSUER                            OF CLASS    CUSIP   (X $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED  NONE
BELLSOUTH CORP                     COM      079860102   56,009   1,182,400 SH          SOLE              1,182,400
CAREMARK RX INC P @ 55.000 FEB 07           141705953       90     100,000     PUT     SOLE                100,000
CAREMARK RX INC [NYS]              COM      141705103    5,711     100,000 SH          SOLE                100,000
CLEAR CHANNEL COMMUNICATIONS       COM      184502102   31,098     875,000 SH          SOLE                875,000
CONOR MEDSYSTEMS INC               COM      208264101    7,879     251,500 SH          SOLE                251,500
ENERGY PARTNERS LTD                COM      29270U105    1,448      59,300 SH          SOLE                 59,300
EQUITY OFFICE PROPERTIES TRUST     COM      294741103    9,634     200,000 SH          SOLE                200,000
HARRAHS ENTERTAINMENT INC          COM      413619107    4,136      50,000 SH          SOLE                 50,000
JACUZZI BRANDS INC                 COM      469865109    2,977     239,300 SH          SOLE                239,300
KINDER MORGAN INC                  COM      49455P101   22,948     217,000 SH          SOLE                217,000
NEWS CORP-CL A                     CL A     65248E104    5,507     256,400 SH          SOLE                256,400
OWENS CORNING INC(NYS)             COM      690742101    7,016     234,654 SH          SOLE                234,654
SEA CONTAINERS LTD-CL A (PNK)      CL A     811371707      889   1,269,800 SH          SOLE              1,269,800
UNIVISION COMMUNICATIONS-A         CL A     914906102   26,027     734,800 SH          SOLE                734,800

